Acquired Intangible Assets (Narrative) (Details) (USD $)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Aggregate amortization expense for amortizing intangible assets	$ 69,733	$ 134,201	$ 430,807
Estimated amortization expense for 2014	$ 34,400